Financial Instruments (Details) - Schedule of Provision Matrix - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Provision Matrix [Line Items]
Total book value	$ 30,117,616	$ 14,563,153
Loss allowance	13,078,361	13,114,951
Not past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	471,022	3,937,838
Loss allowance	$ 142	$ 2,489,636
Not past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.03%	0.03%
Not past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	0.40%
Up to 180 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 17,669,716	$ 4,770,297
Loss allowance	$ 1,101,341	$ 4,770,297
Up to 180 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.15%	0.07%
Up to 180 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	0.91%
Up to 365 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 6,271,360	$ 3,100,633
Loss allowance	$ 6,271,360	$ 3,100,633
Up to 365 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	1.40%	1.82%
Up to 365 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Over 366 days past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Total book value	$ 5,705,518	$ 2,754,385
Loss allowance	$ 5,705,518	$ 2,754,385